Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 97.2%
Aerospace & Defense - 2.2%
Boeing Co. (The)	362	$53,989
Curtiss-Wright Corp.	43	3,973
HEICO Corp.	787	58,718
Hexcel Corp.	90	3,347
Lockheed Martin Corp.	315	106,769
Northrop Grumman Corp.	113	34,188
Raytheon Co.	199	26,099
Teledyne Technologies, Inc.*	151	44,888
		331,971
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	33	2,185
United Parcel Service, Inc., Class B	575	53,716
		55,901
Airlines - 0.0%†
Delta Air Lines, Inc.	155	4,422
Automobiles - 0.5%
Tesla, Inc.*	154	80,696
Banks - 0.2%
Cullen/Frost Bankers, Inc.	532	29,680
Beverages - 1.8%
Coca-Cola Co. (The)	1,070	47,348
Coca-Cola European Partners PLC	361	13,548
Molson Coors Beverage Co., Class B	527	20,558
PepsiCo, Inc.	1,502	180,390
		261,844
Biotechnology - 4.7%
AbbVie, Inc.	2,961	225,599
Alexion Pharmaceuticals, Inc.*	111	9,967
Amgen, Inc.	529	107,244
Gilead Sciences, Inc.	1,729	129,260
Incyte Corp.*	653	47,819
Moderna, Inc.*	223	6,679
Regeneron Pharmaceuticals, Inc.*	36	17,578
Vertex Pharmaceuticals, Inc.*	667	158,713
		702,859
Building Products - 0.8%
Allegion PLC	1,269	116,773
Lennox International, Inc.	9	1,636
		118,409
Capital Markets - 2.1%
Charles Schwab Corp. (The)	1,098	36,915
FactSet Research Systems, Inc.	229	59,696
Intercontinental Exchange, Inc.	360	29,070
Moody’s Corp.	140	29,610
Morgan Stanley	760	25,840
S&P Global, Inc.	465	113,948
TD Ameritrade Holding Corp.	258	8,942
		304,021

	Shares/ Principal	Fair Value

Chemicals - 0.5%
PPG Industries, Inc.	62	$5,183
Sherwin-Williams Co. (The)	143	65,712
		70,895
Commercial Services & Supplies - 0.6%
Cintas Corp.	419	72,579
Copart, Inc.*	313	21,447
		94,026
Communications Equipment - 1.1%
Ciena Corp.*	111	4,419
Cisco Systems, Inc.	3,842	151,029
Lumentum Holdings, Inc.*	31	2,285
Motorola Solutions, Inc.	47	6,247
		163,980
Construction & Engineering - 0.7%
EMCOR Group, Inc.	1,374	84,253
MasTec, Inc.*	360	11,783
		96,036
Consumer Finance - 0.5%
Ally Financial, Inc.	1,689	24,372
American Express Co.	529	45,288
		69,660
Distributors - 0.3%
Pool Corp.	210	41,322
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc.*	225	22,950
Grand Canyon Education, Inc.*	132	10,069
H&R Block, Inc.	1,383	19,473
Service Corp. International	35	1,369
		53,861
Electric Utilities - 0.4%
Eversource Energy	320	25,027
NextEra Energy, Inc.	165	39,703
		64,730
Electrical Equipment - 0.3%
Hubbell, Inc.	380	43,601
Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.	1,098	27,560
National Instruments Corp.	1,388	45,915
		73,475
Entertainment - 1.2%
Cinemark Holdings, Inc.	437	4,453
Electronic Arts, Inc.*	66	6,611
Netflix, Inc.*	382	143,441
Spotify Technology SA*	33	4,008
Zynga, Inc., Class A*	3,617	24,776
		183,289
Equity Real Estate Investment - 1.7%
Alexandria Real Estate Equities, Inc.	12	1,645
American Tower Corp.	190	41,372

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
AvalonBay Communities, Inc.	78	$11,479
Boston Properties, Inc.	542	49,988
Douglas Emmett, Inc.	641	19,557
Equinix, Inc.	5	3,123
Lamar Advertising Co., Class A	692	35,486
National Retail Properties, Inc.	33	1,062
Outfront Media, Inc.	416	5,608
Park Hotels & Resorts, Inc.	1,098	8,685
Prologis, Inc.	556	44,686
QTS Realty Trust, Inc., Class A	172	9,978
Realty Income Corp.	151	7,529
RLJ Lodging Trust	707	5,458
SBA Communications Corp.	9	2,430
Welltower, Inc.	221	10,117
		258,203
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	485	138,288
Food Products - 1.1%
General Mills, Inc.	1,513	79,841
Hershey Co. (The)	643	85,198
		165,039
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	128	10,101
DexCom, Inc.*	182	49,007
Edwards Lifesciences Corp.*	533	100,535
IDEXX Laboratories, Inc.*	285	69,038
STERIS PLC	87	12,177
Stryker Corp.	1,163	193,628
		434,486
Health Care Providers & Services - 2.8%
AMN Healthcare Services, Inc.*	117	6,764
Anthem, Inc.	235	53,354
Centene Corp.*	268	15,922
Cigna Corp.	148	26,223
Molina Healthcare, Inc.*	33	4,610
UnitedHealth Group, Inc.	1,234	307,735
		414,608
Health Care Technology - 0.2%
Teladoc Health, Inc.*	97	15,036
Veeva Systems, Inc., Class A*	89	13,917
		28,953
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp.	795	11,464
Chipotle Mexican Grill, Inc.*	90	58,896
Choice Hotels International, Inc.	479	29,339
Darden Restaurants, Inc.	208	11,328
Domino’s Pizza, Inc.	59	19,120
Dunkin’ Brands Group, Inc.	448	23,789
Starbucks Corp.	928	61,007
Texas Roadhouse, Inc.	718	29,653

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	38	$5,613
Yum China Holdings, Inc.	40	1,705
Yum! Brands, Inc.	29	1,987
		253,901
Household Durables - 0.1%
DR Horton, Inc.	383	13,022
Household Products - 0.5%
Clorox Co. (The)	370	64,103
Procter & Gamble Co. (The)	120	13,200
		77,303
Industrial Conglomerates - 0.8%
3M Co.	232	31,670
Carlisle Cos., Inc.	16	2,005
Honeywell International, Inc.	548	73,317
Roper Technologies, Inc.	30	9,354
		116,346
Insurance - 0.2%
Aon PLC	70	11,553
First American Financial Corp.	385	16,328
		27,881
Interactive Media & Services - 8.3%
Alphabet, Inc., Class A*	247	287,002
Alphabet, Inc., Class C*	342	397,681
Facebook, Inc., Class A*	2,921	487,223
Pinterest, Inc., Class A*	379	5,852
TripAdvisor, Inc.	385	6,695
Twitter, Inc.*	1,401	34,408
Yelp, Inc.*	543	9,790
		1,228,651
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc.*	535	1,043,100
Booking Holdings, Inc.*	2	2,691
Wayfair, Inc., Class A*	65	3,473
		1,049,264
IT Services - 8.5%
Accenture PLC, Class A	471	76,895
Automatic Data Processing, Inc.	1,610	220,055
Fidelity National Information Services, Inc.	161	19,584
Fiserv, Inc.*	755	71,717
Gartner, Inc.*	357	35,547
Jack Henry & Associates, Inc.	281	43,622
Mastercard, Inc., Class A	1,571	379,491
Paychex, Inc.	1,291	81,230
PayPal Holdings, Inc.*	1,106	105,888
Square, Inc., Class A*	137	7,176
Twilio, Inc., Class A*	59	5,280
VeriSign, Inc.*	87	15,668
Visa, Inc., Class A	1,256	202,367
		1,264,520

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., Class A*	73	$25,591
Mettler-Toledo International, Inc.*	15	10,358
		35,949
Machinery - 0.9%
PACCAR, Inc.	2,037	124,522
Snap-on, Inc.	51	5,550
		130,072
Media - 1.3%
Comcast Corp., Class A	896	30,805
Discovery, Inc., Class A*	2,377	46,209
Interpublic Group of Cos., Inc. (The)	2,216	35,877
Nexstar Media Group, Inc., Class A	117	6,754
Sirius XM Holdings, Inc.	15,642	77,271
		196,916
Metals & Mining - 0.0%†
Reliance Steel & Aluminum Co.	77	6,744
Multiline Retail - 0.5%
Dollar General Corp.	452	68,257
Target Corp.	55	5,113
		73,370
Multi-Utilities - 0.1%
CMS Energy Corp.	186	10,927
Oil, Gas & Consumable Fuels - 0.1%
Continental Resources, Inc.	611	4,668
EOG Resources, Inc.	107	3,843
		8,511
Paper & Forest Products - 0.1%
Domtar Corp.	579	12,530
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	452	72,022
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	470	26,198
Eli Lilly & Co.	290	40,229
Johnson & Johnson	721	94,545
Merck & Co., Inc.	3,335	256,595
Zoetis, Inc.	1,301	153,114
		570,681
Professional Services - 0.3%
IHS Markit Ltd.	306	18,360
Robert Half International, Inc.	800	30,200
		48,560
Road & Rail - 0.4%
Union Pacific Corp.	467	65,866
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	321	14,599
Analog Devices, Inc.	54	4,841
Applied Materials, Inc.	136	6,231
Broadcom, Inc.	121	28,689
Cirrus Logic, Inc.*	571	37,475

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	365	$87,600
Maxim Integrated Products, Inc.	723	35,145
Monolithic Power Systems, Inc.	17	2,847
NVIDIA Corp.	761	200,600
QUALCOMM, Inc.	432	29,225
Skyworks Solutions, Inc.	721	64,443
Texas Instruments, Inc.	785	78,445
		590,140
Software - 16.4%
Adobe, Inc.*	944	300,419
Atlassian Corp. PLC, Class A*	231	31,707
Citrix Systems, Inc.	219	30,999
Cloudflare, Inc., Class A*	588	13,806
DocuSign, Inc.*	344	31,786
Intuit, Inc.	335	77,050
Microsoft Corp.	9,109	1,436,580
New Relic, Inc.*	631	29,177
Paylocity Holding Corp.*	385	34,003
RingCentral, Inc., Class A*	146	30,939
salesforce.com, Inc.*	943	135,773
ServiceNow, Inc.*	470	134,693
Slack Technologies, Inc., Class A*	509	13,662
Smartsheet, Inc., Class A*	428	17,766
Workday, Inc., Class A*	572	74,486
Zoom Video Communications, Inc., Class A*	100	14,612
Zscaler, Inc.*	325	19,780
		2,427,238
Specialty Retail - 1.6%
Home Depot, Inc. (The)	621	115,947
Lithia Motors, Inc., Class A	288	23,556
Lowe’s Cos., Inc.	567	48,790
O’Reilly Automotive, Inc.*	50	15,052
TJX Cos., Inc. (The)	776	37,101
		240,446
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	5,047	1,283,402
Dell Technologies, Inc., Class C*	149	5,893
HP, Inc.	87	1,510
		1,290,805
Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc.*	348	65,963
NIKE, Inc., Class B	2,331	192,867
		258,830
Trading Companies & Distributors - 0.3%
GATX Corp.	560	35,033
SiteOne Landscape Supply, Inc.*	85	6,258
		41,291

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value

Wireless Telecommunication Services - 0.2%
United States Cellular Corp.*	739	$21,645
Total Common Stocks (Cost - $13,425,492)		14,417,686
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR (Cost - $1,925)*	837	3,181
Short-Term Investments - 2.6%
Money Market Funds - 2.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $388,920)	388,920	388,920
Total Investments - 99.8% (Cost - $13,816,337)		$14,809,787
Other Assets Less Liabilities - Net 0.2%		26,882
Total Net Assets - 100.0%		$14,836,669

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC       -       Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	3	6/19/2020	$385,455	$9,028